Organization and Principal Activities (Details) - Schedule of group’s principal subsidiaries	12 Months Ended
Dec. 31, 2022
Changhe Bio-Medical Technology (Yangzhou) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	March 2010
Place of Incorporation/Acquisition	the PRC
Major Operation	Cancer screening and detection tests
Changwei System Technology (Shanghai) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100.00%	[1]
Date of Incorporation	March 2011	[1]
Place of Incorporation/Acquisition	the PRC	[1]
Major Operation	Research and development	[1]
AnPac Bio-Medical Technology (Lishui) Co., Ltd. (“AnPac Lishui”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	October 2012
Place of Incorporation/Acquisition	the PRC
Major Operation	Cancer screening detection tests and device manufacturing
AnPac Bio-Medical Technology (Shanghai) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	April 2014
Place of Incorporation/Acquisition	the PRC
Major Operation	Cancer screening and detection tests
AnPac Technology USA Co., Ltd. (“AnPac US”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	September 2015
Place of Incorporation/Acquisition	the U.S.
Major Operation	Clinical trials for research on cancer screening and detection tests
Lishui AnPac Medical Laboratory Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	July 2016
Place of Incorporation/Acquisition	the PRC
Major Operation	Cancer screening and detection tests
Shiji (Hainan) Medical Technology Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	March 2013
Place of Incorporation/Acquisition	the PRC
Major Operation	Cancer screening and detection research
Shanghai Muqing AnPac Health Technology Co., Ltd. (“AnPac Muqing”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	51.00%	[2]
Date of Incorporation	March 2019	[2]
Place of Incorporation/Acquisition	the PRC	[2]
Major Operation	Cancer screening and detection tests	[2]
Anpai (Shanghai) Healthcare Management and Consulting Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	60.00%
Date of Incorporation	August 15, 2021
Place of Incorporation/Acquisition	the PRC
Major Operation	Cancer screening and detection tests
Fresh 2 Technology Inc. (“Fresh2”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	October 4, 2022
Place of Incorporation/Acquisition	USA
Major Operation	B2B e-commerce

[1]	On August 2, 2022, the Company’s board passed a preliminary plan to divest Changwei System Technology (Shanghai) Co., Ltd., a subsidiary focusing on research and development. On September 1, 2022, the Company entered into an agreement pursuant to which it agreed to sell its 100% ownership interest in Changwei System Technology (Shanghai) Co., Ltd. to two third parties for RMB365. As of the report date, the disposal of Changwei System Technology (Shanghai) Co., Ltd. was not completed and the Company has not received the payment from the purchasers. This disposition does not represent strategic shift and has no significant effect on the Company’s operations and financial results, therefore, no discontinued operations were presented.
[2]	AnPac Muqing closed business in March 2023 subsequently.